Intangible Assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		R$ 48,261,647	R$ 48,962,975
Additions	[1]	2,909,815	2,889,735
Write-offs, net			(4,242)
Net transfers	[2]	1,298	35,058
Amortisation, intangible assets other than goodwill		(3,950,187)	(3,862,302)
Balance at end of the period		47,968,458	48,261,647
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		94,505,161
Balance at end of the period		98,212,648	94,505,161
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		(46,243,514)
Balance at end of the period		(50,244,190)	(46,243,514)
IPNET Cloud Services and Systems Development Ltda.
Disclosure of detailed information about intangible assets [line items]
Business combination		(1,658)	(240,423)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of detailed information about intangible assets [line items]
Business combination		(677,653)
Telefonica Cibersegurana e Tecnologia Do Brasil
Disclosure of detailed information about intangible assets [line items]
Business combination		(1,228)
Samauma
Disclosure of detailed information about intangible assets [line items]
Business combination		(65,346)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	[3]	26,565,135	26,390,696
Balance at end of the period	[3]	27,236,854	26,565,135
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	[3]	26,565,135
Balance at end of the period	[3]	27,236,854	26,565,135
Goodwill | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	[3]	0
Balance at end of the period	[3]	0	0
Goodwill | IPNET Cloud Services and Systems Development Ltda.
Disclosure of detailed information about intangible assets [line items]
Business combination		(1,960)	(174,439)	[3]
Goodwill | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of detailed information about intangible assets [line items]
Business combination	[3]	(631,169)
Goodwill | Samauma
Disclosure of detailed information about intangible assets [line items]
Business combination		(38,590)
Licenses
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		13,595,254	14,887,059
Additions	[1]		23,919
Amortisation, intangible assets other than goodwill		(1,318,276)	(1,315,724)
Balance at end of the period		12,276,978	13,595,254
Licenses | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		29,772,875
Balance at end of the period		29,772,875	29,772,875
Licenses | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		(16,177,621)
Balance at end of the period		(17,495,897)	(16,177,621)
Computer software
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		6,586,840	6,056,999
Additions	[1]	52,185
Write-offs, net			(3,592)
Net transfers	[2]	2,895,510	2,874,907
Amortisation, intangible assets other than goodwill		(2,476,810)	(2,341,474)
Balance at end of the period		7,101,162	6,586,840
Computer software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		30,772,551
Balance at end of the period		33,811,189	30,772,551
Computer software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		(24,185,711)
Balance at end of the period		(26,710,027)	(24,185,711)
Computer software | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of detailed information about intangible assets [line items]
Business combination		(42,203)
Computer software | Telefonica Cibersegurana e Tecnologia Do Brasil
Disclosure of detailed information about intangible assets [line items]
Business combination		(1,228)
Computer software | Samauma
Disclosure of detailed information about intangible assets [line items]
Business combination		(6)
Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		496,172	571,902
Net transfers	[2]	(80)
Amortisation, intangible assets other than goodwill		(87,889)	(85,829)
Balance at end of the period		414,108	496,172
Brand | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		1,673,846
Balance at end of the period		1,679,752	1,673,846
Brand | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		(1,177,674)
Balance at end of the period		(1,265,644)	(1,177,674)
Brand | IPNET Cloud Services and Systems Development Ltda.
Disclosure of detailed information about intangible assets [line items]
Business combination			(10,099)
Brand | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of detailed information about intangible assets [line items]
Business combination		(445)
Brand | Samauma
Disclosure of detailed information about intangible assets [line items]
Business combination		(5,460)
Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		122,126	205,800
Net transfers	[2]	(102)
Amortisation, intangible assets other than goodwill		(53,770)	(112,423)
Balance at end of the period		71,960	122,126
Customer-related intangible assets | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		4,577,691
Balance at end of the period		4,583,991	4,577,691
Customer-related intangible assets | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		(4,455,565)
Balance at end of the period		(4,512,031)	(4,455,565)
Customer-related intangible assets | IPNET Cloud Services and Systems Development Ltda.
Disclosure of detailed information about intangible assets [line items]
Business combination		(130)	(28,749)
Customer-related intangible assets | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of detailed information about intangible assets [line items]
Business combination		(3,836)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		68,305	48,021
Net transfers	[2]	(205)
Amortisation, intangible assets other than goodwill		(13,442)	(6,852)
Balance at end of the period		75,776	68,305
Other intangible assets | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		315,248
Balance at end of the period		336,367	315,248
Other intangible assets | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		(246,943)
Balance at end of the period		(260,591)	(246,943)
Other intangible assets | IPNET Cloud Services and Systems Development Ltda.
Disclosure of detailed information about intangible assets [line items]
Business combination		(172)	(27,136)
Other intangible assets | Samauma
Disclosure of detailed information about intangible assets [line items]
Business combination		(21,290)
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		827,815	802,498
Additions	[1]	2,857,630	2,865,816
Write-offs, net			(650)
Net transfers	[2]	(2,893,825)	(2,839,849)
Balance at end of the period		791,620	827,815
Intangible assets under development | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		827,815
Balance at end of the period		791,620	827,815
Intangible assets under development | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period		0
Balance at end of the period		R$ 0	R$ 0

[1]	Licenses refer to the extension of authorization for the right to use radio frequencies for the operation of the SMP (Mobile Personal Service).
[2]	Total balances refer to transfers between classes of property and equipment and intangible assets (Note 13.c.).
[3]	efer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015), Garliava and Vita IT (2022), Vale Saúde Sempre (2023), IPNET (2024), Samauma and FiBrasil (2025).